BIOLOGICAL ASSETS - Schedule of unobservable inputs, biological assets (Details)	12 Months Ended
	Jan. 31, 2020 USD ($) $ / gram	Jan. 31, 2019 USD ($)
Increase 5% | $1.99 to $5.29
Disclosure of detailed information about biological assets [line items]
Effect on fair value of assets | $	$ 71,297	$ 12,001
Increase 5% | 45.36 to 1,696.43
Disclosure of detailed information about biological assets [line items]
Effect on fair value of assets | $	70,423	91,756
Decrease 5% | $1.99 to $5.29
Disclosure of detailed information about biological assets [line items]
Effect on fair value of assets | $	(71,658)	(9,200)
Decrease 5% | 45.36 to 1,696.43
Disclosure of detailed information about biological assets [line items]
Effect on fair value of assets | $	$ (70,423)	$ (91,756)
Minimum | $1.99 to $5.29
Disclosure of detailed information about biological assets [line items]
Selling price per gram | $ / gram	1.99
Minimum | 45.36 to 1,696.43
Disclosure of detailed information about biological assets [line items]
Estimated yield per cannabis plant | $ / gram	45.36
Maximum | $1.99 to $5.29
Disclosure of detailed information about biological assets [line items]
Selling price per gram | $ / gram	5.29
Maximum | 45.36 to 1,696.43
Disclosure of detailed information about biological assets [line items]
Estimated yield per cannabis plant | $ / gram	1,696.43